Operating Segments (Tables)	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Schedule of Segment Revenues and Results	Segment revenues and results
	Revenue			Net profit
	June 30, 2022	June 30, 2023		June 30, 2022	June 30, 2023
	RM	RM	USD	RM	RM	USD

Business strategy consultancy	11,359,388	20,789,179	4,453,647	7,402,672	6,498,804	1,392,233
Technology development, solutions and consultancy	9,657,906	19,733,018	4,227,387	5,225,361	11,772,361	2,521,982
Others	357,338	3,940,998	844,276	1,720,928	2,284,160	489,334
Total	21,374,632	44,463,195	9,525,310	14,348,961	20,555,325	4,403,549
Other gains and losses				-	125,326	26,848
Interest income				22	942	202
Finance cost				-	(1,246)	(267)
Transition loss				(290,874)	-	-
Incorporation costs				(11,283)	-	-
Profit before income tax				14,046,826	20,680,347	4,430,332
Income tax expense				(283,648)	(626,143)	(134,138)
Profit for the year				13,763,178	20,054,204	4,296,194

Schedule of Segment Assets	Segment assets
	December 31, 2022	June 30, 2023
	RM	RM	USD
Business strategy consultancy	19,043,436	34,734,543	7,441,150
Technology development, solutions and consultancy	1,175,112	32,969,910	7,063,114
Investments and others	12,962,743	13,662,894	2,926,989
	33,181,291	81,367,347	17,431,253
Unallocated assets	8,642,813	-	-
Consolidated total assets	41,824,104	81,367,347	17,431,253